Consolidated Balance Sheets (Parentheticals) - $ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.08	$ 0.08
Ordinary shares, shares authorized	Unlimited	Unlimited
Ordinary shares, shares issued	11,434,129	2,031,394
Ordinary shares, shares outstanding	11,434,129	2,031,394